Businesses Held for Sale and Discontinued Operations (Rollforward of the Reserve) (Details) - WMC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial Information For Discontinued Operations [Line Items]
Reserve, beginning of period	$ 809	$ 800
Provision	212	365
Claim resolutions	(146)	(356)
Reserve, end of period	875	809
Pending claims, beginning of period	3,694
New claims	8,047	9,225
Pending claims, end of period	2,887	$ 3,694
Claims Relating To Alleged Breaches Of Representations That Are Beyond Applicable Statute Of Llimitations	$ 112